UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Raptor Capital Management LP
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Address:   50 Rowes Wharf, 6th Floor
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           Boston, MA  02110
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Form 13F File Number: 028-13530
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Needham
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Title:  Chief Financial Officer
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Phone:  617-772-4621
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Signature,  Place,  and  Date  of  Signing:

/s/ Robert Needham                 Boston, MA                         2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $      147,418
                                         --------------
                                         (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGRIUM INC                   COM              008916108    3,691    40,234 SH       SOLE                   40,234      0    0
ALLOS THERAPEUTICS INC       COM              019777101      295    64,000 SH       SOLE                   64,000      0    0
ANADARKO PETE CORP           COM              032511107    5,659    74,300 SH       SOLE                   74,300      0    0
AOL INC                      COM              00184X105      827    34,862 SH       SOLE                   34,862      0    0
APPLE INC                    COM              037833100    5,193    16,100 SH       SOLE                   16,100      0    0
BJS WHOLESALE CLUB INC       COM              05548J106      431     9,000 SH       SOLE                    9,000      0    0
CAREFUSION CORP              COM              14170T101    1,820    70,800 SH       SOLE                   70,800      0    0
CF INDS HLDGS INC            COM              125269100    2,811    20,800 SH       SOLE                   20,800      0    0
CHESAPEAKE ENERGY CORP       COM              165167107      609    23,500 SH       SOLE                   23,500      0    0
CHILDRENS PL RETAIL STORES I COM              168905107    3,336    67,200 SH       SOLE                   67,200      0    0
COMMVAULT SYSTEMS INC        COM              204166102    4,482   156,600 SH       SOLE                  156,600      0    0
CONSOL ENERGY INC            COM              20854P109    1,867    38,300 SH       SOLE                   38,300      0    0
CORELOGIC INC                COM              21871D103      865    46,700 SH       SOLE                   46,700      0    0
CVR ENERGY INC               COM              12662P108    2,087   137,500 SH       SOLE                  137,500      0    0
DOMINOS PIZZA INC            COM              25754A201    2,656   166,500 SH       SOLE                  166,500      0    0
E M C CORP MASS              COM              268648102    1,275    55,675 SH       SOLE                   55,675      0    0
EBAY INC                     COM              278642103    1,080    38,800 SH       SOLE                   38,800      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    2,279   135,750 SH       SOLE                  135,750      0    0
FORESTAR GROUP INC           COM              346233109    1,272    65,918 SH       SOLE                   65,918      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    1,777    14,800 SH       SOLE                   14,800      0    0
FURIEX PHARMACEUTICALS INC   COM              36106P101      453    31,316 SH       SOLE                   31,316      0    0
GAIN CAPITAL HOLDINGS INC    COM              36268W100      533    57,883 SH       SOLE                   57,883      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109      601    75,863 SH       SOLE                   75,863      0    0
HUNTSMAN CORP                COM              447011107    1,499    96,000 SH  CALL SOLE                   96,000      0    0
INTEGRAL SYS INC MD          COM              45810H107    1,208   121,900 SH       SOLE                  121,900      0    0
INTERNATIONAL COAL GRP INC N COM              45928H106    2,133   275,600 SH       SOLE                  275,600      0    0
INTERPUBLIC GROUP COS INC    COM              460690100    3,382   318,500 SH       SOLE                  318,500      0    0
JOY GLOBAL INC               COM              481165108    1,965    22,650 SH       SOLE                   22,650      0    0
LIBERTY GLOBAL INC           COM SER A        530555101    1,627    46,000 SH       SOLE                   46,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302    5,993    95,800 SH       SOLE                   95,800      0    0
LIZ CLAIBORNE INC            COM              539320101    2,381   332,600 SH       SOLE                  332,600      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106    2,383    31,150 SH       SOLE                   31,150      0    0
MASSEY ENERGY COMPANY        COM              576206106    2,108    39,300 SH       SOLE                   39,300      0    0
MBIA INC                     COM              55262C100    1,516   126,400 SH       SOLE                  126,400      0    0
MERCADOLIBRE INC             COM              58733R102    1,706    25,600 SH       SOLE                   25,600      0    0
MGIC INVT CORP WIS           COM              552848103    3,070   301,300 SH       SOLE                  301,300      0    0
MGM RESORTS INTERNATIONAL    COM              552953101      544    36,600 SH       SOLE                   36,600      0    0
MOSAIC CO                    COM              61945A107    4,795    62,800 SH       SOLE                   62,800      0    0
MURPHY OIL CORP              COM              626717102    3,116    41,800 SH       SOLE                   41,800      0    0
NXP SEMICONDUCTORS N V       COM              N6596X109      335    16,000 SH       SOLE                   16,000      0    0
OMNICARE INC                 COM              681904108    1,744    68,700 SH       SOLE                   68,700      0    0
PATRIOT COAL CORP            COM              70336T104    2,830   146,100 SH       SOLE                  146,100      0    0
PHARMATHENE INC              COM              71714G102      553   130,700 SH       SOLE                  130,700      0    0
PMI GROUP INC                COM              69344M101    2,073   628,100 SH       SOLE                  628,100      0    0
POTASH CORP SASK INC         COM              73755L107    3,220    20,800 SH       SOLE                   20,800      0    0
PRICELINE COM INC            COM NEW          741503403    1,398     3,500 SH       SOLE                    3,500      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297      826    22,300 SH       SOLE                   22,300      0    0
QLT INC                      COM              746927102    2,596   354,100 SH       SOLE                  354,100      0    0
RIVERBED TECHNOLOGY INC      COM              768573107      971    27,600 SH       SOLE                   27,600      0    0
SLM CORP                     COM              78442P106    4,385   348,300 SH       SOLE                  348,300      0    0
SMURFIT-STONE CONTAINER CORP COM              83272A104    3,425   133,800 SH       SOLE                  133,800      0    0
SYMANTEC CORP                COM              871503108    2,593   154,900 SH       SOLE                  154,900      0    0
THERAVANCE INC               COM              88338T104      331    13,200 SH       SOLE                   13,200      0    0
TIVO INC                     COM              888706108    2,449   283,800 SH       SOLE                  283,800      0    0
TIVO INC                     COM              888706108    2,158   250,000 SH  CALL SOLE                  250,000      0    0
UNI PIXEL INC                COM NEW          904572203    7,571 1,037,080 SH       SOLE                1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    1,199    42,400 SH       SOLE                   42,400      0    0
VIASAT INC                   COM              92552V100    4,727   106,450 SH       SOLE                  106,450      0    0
WELLCARE HEALTH PLANS INC    COM              94946T106      863    28,572 SH       SOLE                   28,572      0    0
WENDYS ARBYS GROUP INC       COM              950587105    5,951 1,288,100 SH       SOLE                1,288,100      0    0
WILLIAMS COS INC DEL         COM              969457100      944    38,200 SH       SOLE                   38,200      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
WISDOMTREE TRUST             CHINESE YUAN ETF 97717W182      431    17,000 SH       SOLE                   17,000      0    0
XL GROUP PLC                 SHS              G98290102    3,982   182,500 SH       SOLE                  182,500      0    0
YAHOO INC                    COM              984332106    4,538   272,900 SH       SOLE                  272,900      0    0